Contingent considerations-earn out (Tables)	12 Months Ended
Dec. 31, 2025
Contingent considerations-earn out
Schedule of contingent consideration

	For the year ended
	December 31
(In thousands of €)	2025	2024
Probability weighted average of different scenarios	13,170	8,800
WACC (%)	16.50	16.60
Contingent consideration	(9,736)	7,879
of which current	(6,526)	—
of which non-current	(3,210)	—